Commitments and Contingencies - Narrative (Details) - CAD ($) $ in Millions			3 Months Ended	9 Months Ended
	Jan. 04, 2021	Jun. 15, 2020	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022
Disclosure of contingent liabilities [line items]
Legal proceedings provision				$ 1.0	$ 0.0
Current legal proceedings provision				1.0	$ 0.0
Termination payment			$ 2.8	$ 2.8
Claim of breach of obligations under term sheet
Disclosure of contingent liabilities [line items]
Damages sought		$ 18.0
Legal proceedings contingent liability, unpaid rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.9
Legal proceedings contingent liability, unpaid rent, rent in arrears and costs
Disclosure of contingent liabilities [line items]
Damages sought	0.4
Legal proceedings contingent liability, unpaid rent, loss of remaining rent
Disclosure of contingent liabilities [line items]
Damages sought	$ 8.5